Other current financial assets	12 Months Ended
Dec. 31, 2021
Other current financial assets.
Other current financial assets..

Note 7: Other current financial assets

	AS OF DECEMBER 31,
	2020	2021
(amounts in thousands of euros)		(As restated)
Guarantee deposit as part of the research tax credit prefinancing from NEFTYS (see note 13)	424	584
Guarantee deposit related to the non-convertible bonds (Kreos 2018 contract)	—	320
Short term deposits	12,500	—
Total other current financial assets	12,924	904

As of December 31, 2020, the Company owned three short-term deposits for a total amount of €12,500 thousand with an initial maturity of 6 months:

●	A short-term deposit of €1,000 thousand with a maturity in March 2021 and an interest rate of 0.05%;
●	A short-term deposit of €3,000 thousand with a maturity in March 2021 and an interest rate of 0.05%; and
●	A short-term deposit of €8,500 thousand with a maturity in April 7, 2021 and an interest rate of 0.02%.

In accordance with IAS 7, these short-term deposits were recorded under current financial assets.

As of December 31, 2021, no short-term deposit has been recorded under financial assets.